Restructuring Costs, Net - Components of Restructuring Costs, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Restructuring And Related Activities [Abstract]
Manufacturing and distribution footprint optimization	$ 2,500	$ 100	$ 5,200	$ 200
Severance	1,800	1,200	3,300	1,400
Gain on sale of equipment			(100)
Impairment of property, plant and equipment				760
Curtailment and settlement gains		(300)		(300)
Total Restructuring Charges	$ 4,268	$ 1,789	$ 8,377	$ 2,109